SHARE INCENTIVE PLAN - Fair value of the options granted, assumptions used (Details)	Jul. 01, 2017 multiple $ / shares	Jun. 22, 2017 multiple $ / shares	Nov. 05, 2015 multiple $ / shares
Assumptions used
Risk-free interest rate	2.31%	2.15%	2.26%
Expected volatility	40.00%	40.00%	41.00%
Expected dividend yield	0.00%	0.00%	0.00%
Exercise multiples			2.8
Fair value of underlying ordinary share | $ / shares	$ 11.67	$ 11.67	$ 3.84
Minimum
Assumptions used
Exercise multiples	2.2	2.2
Maximum
Assumptions used
Exercise multiples	2.8	2.8